Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized Estimated Economic Useful Lives (Details)	Dec. 31, 2024
Trade mark [Member]
Schedule of Intangible Assets are Amortized Estimated Economic Useful Lives [Line Item]
Estimated useful lives	25 years
Minimum [Member] | Software [Member]
Schedule of Intangible Assets are Amortized Estimated Economic Useful Lives [Line Item]
Estimated useful lives	2 years
Maximum [Member] | Software [Member]
Schedule of Intangible Assets are Amortized Estimated Economic Useful Lives [Line Item]
Estimated useful lives	10 years